CONSOLIDATED STATEMENTS OF CASH FLOWS - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities
Cash generated from operations	₩ 42,571	₩ 28,189	₩ 5,213
Interest received	680	554	468
Income taxes paid	(7,279)	(2,607)	(3,187)
Net cash inflow from operating activities	35,972	26,136	2,494
Cash flows from investing activities
Proceeds from lease deposits		7	2
Proceeds from short-term loans	3	3	6
Proceeds from disposal of property and equipment	69	2	3
Decrease(Increase) in short‑term financial instruments, net	13,000	(500)	(10,500)
Payment of lease deposits		(430)	(10)
Purchase of property and equipment	(1,141)	(899)	(154)
Purchase of other intangible assets	(1,108)	(1,165)	(14)
Net cash inflow(outflow) in investing activities	10,823	(2,982)	(10,667)
Cash flows from financing activities
Repayment of lease liabilities	(197)
Net cash outflow in financing activities	(197)
Effect of exchange rate changes on cash and cash equivalents	358	(779)	(16)
Net increase (decrease) in cash and cash equivalents	46,956	22,375	(8,189)
Cash and cash equivalents at beginning of the year	39,095	16,720	24,909
Cash and cash equivalents at end of the year	₩ 86,051	₩ 39,095	₩ 16,720